Risk Management and Financial Instruments - Schedule of Leverage Ratio (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Leverage Ratio [Abstract]
Leverage indicator (USD)	2.39	1.89